CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 199,223	$ 196,346	$ 185,904
Change in foreign currency translation adjustment	(7,402)	4,998	2,458
Available-for-sale investments:
Change in net unrealized gains (losses)	(13,368)	11,249	6,260
Less - reclassification adjustment for net gains realized and included in net income	(1,403)	(2,095)	(467)
Net change (net of tax effect of $2,012, $(1,246) and $(913))	(14,771)	9,154	5,793
Cash flow hedges:
Change in unrealized gains	5,024	4,954	5,495
Less - reclassification adjustment for net (losses) realized and included in net income	(5,928)	(2,469)	(429)
Cash flow hedge net change	(904)	2,485	5,066
Total other comprehensive income (loss)	(23,077)	16,637	13,317
Comprehensive income	$ 176,146	$ 212,983	$ 199,221